Segment Reporting - Schedule of Total Current Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Total Current Assets [Line Items]
Total current assets	€ 66,560	€ 115,042	€ 89,509
Europe [Member]
Schedule of Total Current Assets [Line Items]
Total current assets	130,346	108,877	80,218
North America [Member]
Schedule of Total Current Assets [Line Items]
Total current assets	9,613	33,870	12,632
Eliminations [Member]
Schedule of Total Current Assets [Line Items]
Total current assets	€ (73,398)	€ (27,705)	€ (3,342)